Background, Description of Business and basis of presentation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Merger Transaction fees	$ 54,300
Acquisition of noncontrolling interests from Business Transaction		$ 32,700
Common Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Method Investment, Ownership Percentage		40.10%
Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	29,431,260	2,143,438
Stock value issued for exercise of warrants	6,519,791
Warrant exercise price per share	$ 11.50
Class B Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	118,200,000
Horizon Sponsor LLC
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	$ 293,200
Stock issued during period, values	475,200
Repayments of debt	482,400
Acquisition of noncontrolling interests from Business Transaction	$ 18,700
Horizon Sponsor LLC | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	50,000
Stock Issued During Period, Shares, New Issues	47,517,173
Warrant exercise price per share	$ 10.00
Vivid Seats Inc
Defined Benefit Plan Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	40.10%
Payments of Stock Issuance Costs		$ 15,500
Vivid Seats Inc | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share	$ 15.00
Hoya Intermediate, LLC
Defined Benefit Plan Disclosure [Line Items]
Equity Method Investment, Ownership Percentage		40.10%
Cash and cash equivalents		$ 489,530	$ 285,337
Redemption of preferred units	$ 236,000
Stock value issued for exercise of warrants	1,000,000	1,000,000
Hoya Intermediate, LLC | Maximum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share	$ 15.00
Hoya Intermediate, LLC | Minimum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share	$ 10.00
Public Warrants | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	18,132,776
Warrant exercise price per share	$ 11.50
Public Warrants | Class B Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	6,000,000
Warrant exercise price per share	$ 0.001
Public Warrants | Horizon Sponsor LLC
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		5,166,666
Public Warrants | Horizon Sponsor LLC | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares		18,132,776
Stock value issued for exercise of warrants	17,000,000	18,132,776
Warrant exercise price per share		$ 11.50
Public Warrants | Hoya Intermediate, LLC
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	3,000,000
Warrant exercise price per share	$ 10.00
Public Warrants | Hoya Intermediate, LLC | Common Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	3,000,000
Warrant exercise price per share	$ 15.00